Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Adjusted EBITDA (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
NET INCOME	₱ 24,580	₱ 22,786	₱ 18,973
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	47,480	39,656	47,240
Financing costs – net	10,086	8,553	7,067
Provision for (benefit from) income tax	8,441	9,550	3,842
Amortization of intangible assets (Notes 5 and 15)	2,496	758	892
Equity share in net losses of associates and joint ventures (Notes 5 and 11)	2,328	1,535	87
Losses (gains) on derivative financial instruments – net (Notes 5 and 28)	378	284	(1,086)
Impairment of investments (Note 11)	60	34	172
Interest income (Note 5)	(1,210)	(1,745)	(1,943)
Foreign exchange losses (gains) – net (Notes 5 and 28)	(1,488)	(424)	771
Other income – net (Note 5)	(6,993)	(1,172)	(14,110)
Noncurrent asset impairment			2,122
Total adjustments	61,578	57,029	45,054
Consolidated Adjusted EBITDA	₱ 86,158	₱ 79,815	₱ 64,027